SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]
NOTE 26:-	SUBSEQUENT EVENTS

a.	Loan from ADI

On February 26, 2024, IMC Holdings and ADI signed an additional amendment to the ADI Agreement, extending the loan period until April 15, 2024, with the same terms as the first amendment (see note 13(2)).

b.	Potential Reverse Merger with Kadimastem

On February 28, 2024, the Company announced that it has entered into a non-binding term sheet dated February 13, 2024, as amended (the “Term Sheet”), and a Loan Agreement with the Company, with Israel-based Kadimastem Ltd, a clinical cell therapy public company traded on the Tel Aviv Stock Exchange under the symbol (TASE:KDST) (“Kadimastem”), whereby the parties will complete a business combination that will constitute a reverse merger into the Company by Kadimastem (the “Proposed Transaction”).

The Proposed Transaction will be effected by way of a plan of arrangement involving a newly created wholly-owned subsidiary of IMC and Kadimastem (the “Arrangement”). The resulting issuer that will exist upon completion of the Proposed Transaction (the “Resulting Issuer”) will change its business from medical cannabis to biotechnology and, at the closing of the Proposed Transactions (the "Closing").

Kadimastem shareholders will hold 88% of the common shares of the Resulting Issuer (the “Resulting Issuer Shares”) and the shareholders of the Company will hold 12% of the Resulting Issuer Share. Parties may agree, in the Definitive Agreement, on a different structure of equity in lieu of the warrants with a similar result. The Proposed Transaction is an arm’s length transaction Prior to Closing, IMC's existing medical cannabis operation and other current activities in Israel and Germany (the "Legacy Business") will be restructured (the “Spin-Out”) as a contingent value right (the "CVR"). The CVR will entitle the holders thereof to receive net cash, equity, or other net value upon the sale of the Legacy Business following the Closing, subject to the terms of the Loan Agreement.

The Legacy Business will be made available for potential sale to a third party for a period of up to 12 months from Closing (the "Record Date"). After the Record Date, any remaining Legacy Business in the CVR will be offered for sale through a tender process, subject to the terms of the best offer. The proceeds from the sale of the Legacy Business will be utilized to settle debts and distribute the remaining balance, if any, to CVR holders.

Pursuant to the terms of the Term Sheet, a loan agreement dated February 28, 2024 (the "Loan Agreement") was entered between IMC, a wholly-owned subsidiary of the Company and Kadimastem. Pursuant to the Loan Agreement, Kadimastem will provide a loan of up to US$650,000 to the Holding Company, funded in two installments: US$300,000 upon signing the Loan Agreement and US$350,000 upon the execution of the definitive agreement regarding the Proposed Transaction (the "Loan").

The Loan accrues interest at a rate of 9.00% per annum, compounding annually and is secured by the following collaterals and guarantees: (a) 10% of the proceeds derived from any operation sale under the CVR (“Charged Rights”), limited to the outstanding Loan Amount and expenses according to the Loan Agreement, accordingly Holding Company may, at its sole discretion, to record a second-ranked fixed charge over the Charged Rights or, alternatively, in case the existing pledges over the Charged Rights at the date of signing this Loan Agreement are subsequently discharged or removed, then the Borrower shall promptly record a first-ranking fixed charge over the Charged Assets with all applicable public records; provided that Holding Company shall not impose any new lien, mortgage, charge or pledge over the Charged Rights that did not exist on the date hereof, or any other liens, subject to customary exclusions; (b) the Holding Company shall use its best efforts to record a first-ranking fixed charge over the assets of its subsidiary, R.A Yarok Pharm Ltd, in due course when applicable and as deemed appropriate; and (c) a personal guarantee by Mr. Oren Shuster, IMC’s CEO.

Prior to the completion of the Proposed Transaction, IMC will call a meeting of its shareholders for the purpose of approving, among other matters.

c.
NASDAQ Compliance Notice

On January 31, 2024, the Company announced that it has received a 180-calendar day extension, until July 29, 2024, from the Nasdaq Stock Market ("Nasdaq"), to regain compliance with Nasdaq Marketplace Rule 5550(a)(2) (the "Bid Price Rule").

d.
35 Oak Holdings Ltd – Statement of Complaint

The Company, together with some of the Defendants brought, on February 22, 2024, a preliminary motion to strike out several significant parts of the claim (the "Motion") The Motion has not been scheduled by the court.

At this time, the Company's management is of the view that the Motion has merit and is likely to succeed in at least narrowing the scope of the claim against the Company, and that it may also result in certain of the claims against individuals being dismissed altogether, and if not dismissed narrowed in scope and complexity.

Given the preliminary stage of the action, and that the Company have not yet conducted a full investigation of the factual defenses, it is too early to opine on the merits of the claim or whether it is more likely than not to result in an outflow of funds to the Company and if so, how much.

e.
Acquisition of Jerusalem’s Leading Medical Cannabis Pharmacy – Oranim Pharm

On January 12, 2024, the Company announced that the final sixth payment of the Oranim Pharmacy Acquisition and the reconciliation between the parties regarding the remaining transaction payments are being rescheduled to April 15, 2024.

Through a new amendment signed January 10, 2024, the sixth (6) payment as well as the reconciliation between the parties regarding all remaining unpaid installments has been postponed to April 15, 2024. All six installments (that remain unpaid) will incur a 15% interest charge. Failure to meet the remaining payments will result in the transfer of IMC Holdings Ltd. shares (51%) back to the seller, along with the revocation of the transaction.

f.	Exercise of Focus Option On February 26, 2024, IMC Holdings exercised its option and as of that date, the Company holds 74% of Focus.